AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 35.7%
Information Technology – 7.9%
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	3,304	$253,185
CDW Corp./DE	1,185	237,723
IPG Photonics Corp.(a)	272	46,425

		537,333

IT Services – 1.5%
Accenture PLC - Class A	652	219,437
Akamai Technologies, Inc.(a)	752	85,164
Automatic Data Processing, Inc.	803	167,859
Cognizant Technology Solutions Corp. - Class A	3,255	248,389
International Business Machines Corp.	1,306	183,284
Mastercard, Inc. - Class A	916	317,147
Visa, Inc. - Class A	553	126,692
Wix.com Ltd.(a)	70	15,546

		1,363,518

Semiconductors & Semiconductor Equipment – 1.0%
Applied Materials, Inc.	2,469	333,635
ASML Holding NV(b)	16	13,344
Infineon Technologies AG	1,422	60,546
KLA Corp.	498	169,300
Lam Research Corp.	298	180,236
NVIDIA Corp.	30	6,716
QUALCOMM, Inc.	1,172	171,921

		935,698

Software – 3.4%
Adobe, Inc.(a)	379	251,542
Bentley Systems, Inc.	542	34,954
Cadence Design Systems, Inc.(a)	149	24,359
Crowdstrike Holdings, Inc. - Class A(a)	356	100,036
Fortinet, Inc.(a)	404	127,317
Intuit, Inc.	30	16,983
Microsoft Corp.(c)	5,708	1,723,130
NortonLifeLock, Inc.	3,796	100,822
Oracle Corp.	1,271	113,284
SAP SE	1,711	257,009
ServiceNow, Inc.(a)	312	200,816
SS&C Technologies Holdings, Inc.	100	7,566
Trend Micro, Inc./Japan	335	18,351
VMware, Inc. - Class A(a)	753	112,099

		3,088,268

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.(c)	5,371	815,479
NetApp, Inc.	1,436	127,704
Samsung Electronics Co., Ltd.	4,515	298,072

		1,241,255

		7,166,072

Company	Shares	U.S. $ Value

Financials – 5.9%
Banks – 1.1%
ABN AMRO Bank NV (GDR)(a) (b) (d)	6,281	$87,505
Citigroup, Inc.	136	9,780
Commonwealth Bank of Australia	2,471	180,042
Concordia Financial Group Ltd.	7,000	27,140
Credit Agricole SA	10,586	152,795
ING Groep NV	560	7,725
JPMorgan Chase & Co.	1,215	194,339
Mizuho Financial Group, Inc.	1,800	25,221
National Bank of Canada	1,984	157,475
Nordea Bank Abp	3,710	43,574
Oversea-Chinese Banking Corp., Ltd.	2,800	23,695
PNC Financial Services Group, Inc. (The)	210	40,131
Societe Generale SA	440	13,849

		963,271

Capital Markets – 2.2%
Apollo Global Management, Inc.(b)	110	6,576
BlackRock, Inc. - Class A	194	182,998
Carlyle Group, Inc. (The)	2,372	117,129
Charles Schwab Corp. (The)	3,315	241,498
CME Group, Inc. - Class A	462	93,195
Credit Suisse Group AG	15,125	160,227
Daiwa Securities Group, Inc.	11,300	63,924
EQT AB	171	8,728
Euronext NV(d)	682	79,142
Futu Holdings Ltd. (ADR)(a) (b)	70	6,663
Goldman Sachs Group, Inc. (The)	911	376,708
IGM Financial, Inc.(b)	2,556	93,212
London Stock Exchange Group PLC	816	89,388
Moody’s Corp.	693	263,874
Morgan Stanley	1,419	148,186
T Rowe Price Group, Inc.	356	79,698

		2,011,146

Consumer Finance – 0.4%
Ally Financial, Inc.	2,034	107,599
American Express Co.	1,572	260,889

		368,488

Diversified Financial Services – 0.5%
Groupe Bruxelles Lambert SA	824	94,402
Industrivarden AB	859	31,626
Investor AB	6,417	153,486
Kinnevik AB(a)	744	29,151
M&G PLC	40,053	113,456

		422,121

Equity Real Estate Investment Trusts (REITs) – 0.1%
Orix JREIT, Inc.(b)	78	139,034

Insurance – 1.3%
Aviva PLC	4,371	24,294
CNP Assurances	8,480	145,304
Japan Post Holdings Co., Ltd.(a)	17,100	146,970
Japan Post Insurance Co., Ltd.	3,000	54,480

Company	Shares	U.S. $ Value

Legal & General Group PLC	16,545	$61,459
Manulife Financial Corp.	7,852	152,914
Medibank Pvt Ltd.	2,378	6,161
MetLife, Inc.	2,580	159,960
NN Group NV	2,830	146,800
PICC Property & Casualty Co., Ltd. - Class H	94,000	84,986
Principal Financial Group, Inc.	500	33,405
Prudential Financial, Inc.	1,385	146,644

		1,163,377

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
AGNC Investment Corp.	9,202	150,085
Annaly Capital Management, Inc.	17,539	152,414

		302,499

		5,369,936

Consumer Discretionary – 4.5%
Auto Components – 0.3%
Aisin Corp.	300	11,451
Aptiv PLC(a)	1,495	227,524

		238,975

Automobiles – 0.3%
Tesla, Inc.(a)	285	209,680
Toyota Motor Corp.	1,210	105,383

		315,063

Diversified Consumer Services – 0.2%
Service Corp. International/US	2,535	159,097

Hotels, Restaurants & Leisure – 0.6%
Aramark	220	7,654
Chipotle Mexican Grill, Inc. - Class A(a)	22	41,873
Compass Group PLC(a)	4,834	99,870
Darden Restaurants, Inc.	514	77,434
Domino’s Pizza, Inc.	100	51,689
Galaxy Entertainment Group Ltd.(a)	20,500	131,438
Starbucks Corp.	1,161	136,406

		546,364

Household Durables – 0.3%
Electrolux AB - Class B	4,311	109,549
Lennar Corp. - Class A	60	6,439
Persimmon PLC	3,766	152,415
PulteGroup, Inc.	740	39,856

		308,259

Internet & Direct Marketing Retail – 1.5%
Alibaba Group Holding Ltd. (ADR)(a)	826	137,934
Amazon.com, Inc.(a) (c)	244	846,872
MercadoLibre, Inc.(a)	48	89,638
Naspers Ltd. - Class N	17	2,933
Prosus NV(a) (b)	2,887	255,544

		1,332,921

Company	Shares	U.S. $ Value

Leisure Products – 0.0%
Hasbro, Inc.	103	$10,126

Multiline Retail – 0.2%
Target Corp.	718	177,332

Specialty Retail – 0.5%
Best Buy Co., Inc.	634	73,867
Home Depot, Inc. (The)(c)	76	24,790
Lowe’s Cos., Inc.	703	143,335
TJX Cos., Inc. (The)	2,724	198,089
Tractor Supply Co.	235	45,649

		485,730

Textiles, Apparel & Luxury Goods – 0.6%
Cie Financiere Richemont SA	443	48,894
EssilorLuxottica SA	247	48,533
Kering SA	61	48,588
NIKE, Inc. - Class B	1,944	320,255
Pandora A/S	612	73,357

		539,627

		4,113,494

Health Care – 4.3%
Biotechnology – 0.3%
AbbVie, Inc.	1,811	218,733
Moderna, Inc.(a)	153	57,633

		276,366

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	2,608	329,573
Align Technology, Inc.(a)	136	96,424
Baxter International, Inc.	1,451	110,595
Cooper Cos., Inc. (The)	424	191,101
DexCom, Inc.(a)	100	52,942
IDEXX Laboratories, Inc.(a)	246	165,745
Koninklijke Philips NV	4,009	184,748
Medtronic PLC	1,488	198,618
Stryker Corp.	160	44,336

		1,374,082

Health Care Providers & Services – 0.5%
Anthem, Inc.	1,017	381,507
Henry Schein, Inc.(a)	879	66,444

		447,951

Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc. - Class A(a)	141	113,480
Eurofins Scientific SE	150	21,284
IQVIA Holdings, Inc.(a)	1,177	305,702
Mettler-Toledo International, Inc.(a)	103	159,941
Thermo Fisher Scientific, Inc.	248	137,628

		738,035

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.2%
AstraZeneca PLC (Sponsored ADR)	1,331	$77,571
Eli Lilly & Co.	488	126,045
Novo Nordisk A/S - Class B	926	92,702
Roche Holding AG	576	231,296
Sanofi	1,793	185,824
Sumitomo Dainippon Pharma Co., Ltd.	600	10,770
Takeda Pharmaceutical Co., Ltd.	4,800	159,770
Zoetis, Inc.	1,190	243,426

		1,127,404

		3,963,838

Communication Services – 3.4%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	5,215	142,995
Comcast Corp. - Class A	2,336	141,748
Orange SA	2,937	33,391
Spark New Zealand Ltd.	40,604	139,423
Telefonica SA	30,832	152,560
Telenor ASA	7,609	133,302

		743,419

Entertainment – 0.3%
Electronic Arts, Inc.	1,153	167,427
Nintendo Co., Ltd.	106	50,927
Sea Ltd. (ADR)(a)	150	50,748

		269,102

Interactive Media & Services – 1.8%
Alphabet, Inc. - Class A(a) (c)	40	115,758
Alphabet, Inc. - Class C(a) (c)	184	535,301
Facebook, Inc. - Class A(a) (c)	2,509	951,864
Snap, Inc. - Class A(a)	130	9,894

		1,612,817

Media – 0.2%
Interpublic Group of Cos., Inc. (The)	2,220	82,651
Omnicom Group, Inc.	1,215	88,962
Publicis Groupe SA	600	39,390

		211,003

Wireless Telecommunication Services – 0.3%
Softbank Corp.	12,000	160,594
Softbank Group Corp.	2,510	141,448

		302,042

		3,138,383

Industrials – 3.4%
Aerospace & Defense – 0.0%
Huntington Ingalls Industries, Inc.	42	8,575

Air Freight & Logistics – 0.4%
Deutsche Post AG	2,460	172,960
Kuehne & Nagel International AG	430	157,151

		330,111

Company	Shares	U.S. $ Value

Building Products – 0.6%
Cie de Saint-Gobain	1,246	$90,326
Lennox International, Inc.	70	23,463
Lixil Corp.	500	14,551
Otis Worldwide Corp.	3,582	330,332
Owens Corning	480	45,864
Xinyi Glass Holdings Ltd.	18,000	75,640

		580,176

Commercial Services & Supplies – 0.1%
Copart, Inc.(a)	306	44,162

Construction & Engineering – 0.0%
Kajima Corp.	2,600	33,593

Electrical Equipment – 0.3%
ABB Ltd.	4,442	164,330
Rockwell Automation, Inc.	245	79,735
Vertiv Holdings Co.	2,417	68,087

		312,152

Industrial Conglomerates – 0.4%
3M Co.	1,773	345,274

Machinery – 0.9%
CNH Industrial NV	1,550	25,623
Cummins, Inc.	648	152,915
Dover Corp.	973	169,652
Mitsubishi Heavy Industries Ltd.	5,500	145,304
Nabtesco Corp.	300	11,864
Parker-Hannifin Corp.	282	83,661
Snap-on, Inc.	613	137,894
Volvo AB - Class B	4,661	105,538

		832,451

Marine – 0.1%
AP Moller - Maersk A/S - Class B	18	51,278
Nippon Yusen KK	400	32,166

		83,444

Professional Services – 0.4%
Adecco Group AG	1,554	86,445
Booz Allen Hamilton Holding Corp.	160	13,106
RELX PLC	3,045	91,587
Verisk Analytics, Inc. - Class A	974	196,514

		387,652

Trading Companies & Distributors – 0.2%
Fastenal Co.	665	37,140
WW Grainger, Inc.	297	128,809

		165,949

		3,123,539

Company	Shares	U.S. $ Value

Materials – 1.6%
Chemicals – 0.8%
Celanese Corp. - Class A	124	$19,666
Dow, Inc.	2,235	140,581
International Flavors & Fragrances, Inc.	754	114,231
Linde PLC	406	127,724
LyondellBasell Industries NV - Class A	1,493	149,823
Mitsubishi Chemical Holdings Corp.	6,700	58,826
Sumitomo Chemical Co., Ltd.	29,100	147,526

		758,377

Containers & Packaging – 0.2%
Packaging Corp. of America	1,068	162,016

Metals & Mining – 0.6%
Evraz PLC	17,968	146,155
Fortescue Metals Group Ltd.	9,499	144,815
Rio Tinto Ltd.	1,778	144,667
Rio Tinto PLC	1,455	107,647

		543,284

		1,463,677

Real Estate – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp.	775	226,432
Extra Space Storage, Inc.	559	104,483
Iron Mountain, Inc.(b)	3,292	157,193
Omega Healthcare Investors, Inc.	4,303	144,279
Stockland	26,114	88,001
VICI Properties, Inc.(b)	5,082	157,085
Vornado Realty Trust	1,770	74,128
Weyerhaeuser Co.	4,415	158,940

		1,110,541

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(a)	1,496	144,065
Nomura Real Estate Holdings, Inc.	1,000	25,609

		169,674

		1,280,215

Energy – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
BP PLC	16,030	65,215
Canadian Natural Resources Ltd.	1,020	33,753
Enbridge, Inc.	950	37,386
Eni SpA	2,130	26,279
Equinor ASA	780	16,531
Inpex Corp.	10,900	74,893
Keyera Corp.(b)	3,361	80,931
LUKOIL PJSC (Sponsored ADR)	971	83,069
Neste Oyj	1,230	74,922
OMV AG	620	34,342
ONEOK, Inc.	2,760	144,955
Royal Dutch Shell PLC - Class A	3,210	63,620
Royal Dutch Shell PLC - Class B	7,659	150,711
TotalEnergies SE	2,070	91,562
Valero Energy Corp.	454	30,105

		1,008,274

Company	Shares	U.S. $ Value

Utilities – 1.1%
Electric Utilities – 0.4%
Endesa SA	4,691	$112,782
Evergy, Inc.	1,389	95,077
Iberdrola SA	3,954	48,996
NRG Energy, Inc.	810	36,992
Red Electrica Corp. SA	1,721	34,323

		328,170

Gas Utilities – 0.3%
AltaGas Ltd.	5,571	111,583
Snam SpA	24,433	144,463
UGI Corp.	1,239	57,378

		313,424

Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	2,006	79,644

Multi-Utilities – 0.3%
AGL Energy Ltd.(b)	10,359	48,737
Atco Ltd./Canada - Class I	1,115	37,516
E.ON SE	4,952	65,334
Sempra Energy	704	93,181

		244,768

		966,006

Consumer Staples – 1.1%
Beverages – 0.4%
Asahi Group Holdings Ltd.	3,750	174,317
Coca-Cola Co. (The)	2,927	164,819
Constellation Brands, Inc. - Class A	220	46,451

		385,587

Food & Staples Retailing – 0.1%
Kroger Co. (The)	1,292	59,471

Tobacco – 0.6%
Altria Group, Inc.	3,583	179,974
Imperial Brands PLC	6,693	141,937
Philip Morris International, Inc.	1,929	198,687

		520,598

		965,656

Total Common Stocks (cost $29,740,169)		32,559,090

INVESTMENT COMPANIES – 17.9%
Funds and Investment Trusts – 17.9%(e)
AB High Income Fund, Inc. - Class Z(f)	1,814,504	14,679,339
Energy Select Sector SPDR Fund(b)	5,707	276,219
Financial Select Sector SPDR Fund	9,534	366,105
Industrial Select Sector SPDR Fund(b)	2,626	274,443

Company	Shares	U.S. $ Value

iShares MSCI Europe Financials ETF(b)	17,040	$342,419
SPDR MSCI Europe Industrials UCITS ETF(a)	1,240	371,377

Total Investment Companies (cost $15,982,422)		16,309,902

PREFERRED STOCKS – 7.1%
Real Estate – 7.1%
Diversified REITs – 1.7%
Armada Hoffler Properties, Inc. Series A 6.75%	8,122	226,279
DigitalBridge Group, Inc. Series H 7.125%	2,253	57,609
DigitalBridge Group, Inc. Series I 7.15%	11,612	299,009
DigitalBridge Group, Inc. Series J 7.125%	6,098	156,536
Gladstone Commercial Corp. Series E 6.625%	2,218	60,374
Gladstone Commercial Corp. Series G 6.00%	3,125	85,719
Global Net Lease, Inc. Series A 7.25%	3,467	92,569
Global Net Lease, Inc. Series B 6.875%	4,450	129,450
PS Business Parks, Inc. Series W 5.20%	1,636	41,636
PS Business Parks, Inc. Series Y 5.20%	5,441	145,166
PS Business Parks, Inc. Series Z 4.875%(b)	2,700	75,627
Vornado Realty Trust Series K 5.70%	194	5,050
Vornado Realty Trust Series L 5.40%(b)	6,516	170,328

		1,545,352

Health Care REITs – 0.0%
Global Medical REIT, Inc. Series A 7.50%	1,557	41,416

Hotel & Resort REITs – 1.0%
Chatham Lodging Trust Series A 6.625%	2,743	72,415

Company	Shares	U.S. $ Value

DiamondRock Hospitality Co. 8.25%	6,875	$193,875
Hersha Hospitality Trust Series C 6.875%	3,635	91,420
Hersha Hospitality Trust Series D 6.50%	2,065	49,416
Hersha Hospitality Trust Series E 6.50%	1,602	37,983
Pebblebrook Hotel Trust Series E 6.375%	4,819	121,824
Pebblebrook Hotel Trust Series F 6.30%	177	4,459
Summit Hotel Properties, Inc. Series D 6.45%	4,522	113,050
Summit Hotel Properties, Inc. Series E 6.25%	1,075	28,670
Summit Hotel Properties, Inc. Series F 5.875%	6,950	176,461

		889,573

Industrial REITs – 0.5%
Monmouth Real Estate Investment Corp. Series C 6.125%	7,925	200,185
Plymouth Industrial REIT, Inc. Series A 7.50%	1,100	29,975
Rexford Industrial Realty, Inc. Series B 5.875%	4,168	110,244
Rexford Industrial Realty, Inc. Series C 5.625%	3,072	85,801

		426,205

Office REITs – 0.3%
City Office REIT, Inc. Series A 6.625%	5,325	136,480
SL Green Realty Corp. Series I 6.50%(b)	1,718	45,716
Vornado Realty Trust Series M 5.25%	4,821	127,901
Vornado Realty Trust Series N 5.25%	630	17,325

		327,422

Company	Shares	U.S. $ Value

Real Estate Development – 0.5%
American Finance Trust, Inc. Series C 7.375%	8,325	$223,859
Pebblebrook Hotel Trust Series G 6.375%	4,837	132,389
Sunstone Hotel Investors, Inc. Series H 6.125%	2,925	78,507

		434,755

Real Estate Operating Companies – 0.1%
Brookfield Property Partners LP Series A 5.75%	335	8,191
Brookfield Property Partners LP Series A2 6.375%	2,779	71,559

		79,750

Real Estate Services – 0.2%
CTO Realty Growth, Inc. Series A 6.375%	1,886	49,508
Sunstone Hotel Investors, Inc. Series I 5.70%	3,700	96,866

		146,374

Residential REITs – 0.6%
American Homes 4 Rent Series F 5.875%	1,683	44,263
American Homes 4 Rent Series G 5.875%	393	10,340
American Homes 4 Rent Series H 6.25%	409	11,395
Bluerock Residential Growth REIT, Inc. Series D 7.125%	2,741	70,032
Centerspace Series C 6.625%	2,693	72,105
UMH Properties, Inc. Series C 6.75%	6,216	163,419
UMH Properties, Inc. Series D 6.375%	5,800	153,178

		524,732

Retail REITs – 1.0%
American Finance Trust, Inc. Series A 7.50%	1,075	29,219

Company	Shares	U.S. $ Value

Cedar Realty Trust, Inc. Series C 6.50%	6,003	$155,238
National Retail Properties, Inc. Series F 5.20%(b)	970	24,473
Saul Centers, Inc. Series D 6.125%	7,607	207,443
Saul Centers, Inc. Series E 6.00%	695	19,898
SITE Centers Corp. Series A 6.375%	5,081	132,512
Spirit Realty Capital, Inc. Series A 6.00%	5,725	152,399
Urstadt Biddle Properties, Inc. Series H 6.25%	2,000	53,100
Urstadt Biddle Properties, Inc. Series K 5.875%(b)	6,638	179,093

		953,375

Specialized REITs – 1.2%
Digital Realty Trust, Inc. Series J 5.25%	825	21,813
Digital Realty Trust, Inc. Series K 5.85%(b)	2,840	79,208
Digital Realty Trust, Inc. Series L 5.20%	9,200	250,516
EPR Properties Series G 5.75%	805	21,357
National Storage Affiliates Trust Series A 6.00%	8,819	238,025
Public Storage Series L 4.625%(b)	1,975	54,707
Public Storage Series M 4.125%	3,905	101,998
Public Storage Series P 4.00%	6,615	168,021
QTS Realty Trust, Inc. Series A 7.125%(b)	6,449	162,386

		1,098,031

Total Preferred Stocks (cost $6,050,755)		6,466,985

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 2.7%
Argentina – 0.1%
Argentine Republic Government International Bond 0.50%, 07/09/2030	U.S.$	109	$42,234
1.00%, 07/09/2029		16	6,629
1.125%, 07/09/2035		188	65,416

			114,279

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028(d)		200	220,250

Dominican Republic – 0.2%
Dominican Republic International Bond 6.40%, 06/05/2049(d)		200	218,663

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(d)		12	6,658
0.50%, 07/31/2040(d)		45	28,999
1.00%, 07/31/2035(d)		99	71,323
5.00%, 07/31/2030(d)		38	33,784

			140,764

Egypt – 0.2%
Egypt Government International Bond 8.70%, 03/01/2049(d)		200	210,475

El Salvador – 0.2%
El Salvador Government International Bond 6.375%, 01/18/2027(d)		182	157,430

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031(d)		200	202,913

Ghana – 0.2%
Ghana Government International Bond 8.95%, 03/26/2051(d)		200	195,975

Guatemala – 0.3%
Guatemala Government Bond 4.90%, 06/01/2030(d)		200	223,537

Ivory Coast – 0.2%
Ivory Coast Government International Bond 5.375%, 07/23/2024(d)		200	213,600

Kenya – 0.2%
Republic of Kenya Government International Bond 6.875%, 06/24/2024(d)		200	219,787

	Principal Amount (000)		U.S. $ Value

Lebanon – 0.0%
Lebanon Government International Bond Series G 6.60%, 11/27/2026(a) (d) (g)	U.S.$	107	$13,375

Senegal – 0.2%
Senegal Government International Bond 6.75%, 03/13/2048(d)		200	207,788

Ukraine – 0.2%
Ukraine Government International Bond 7.75%, 09/01/2027(d)		150	167,044

Total Emerging Markets - Sovereigns (cost $2,581,124)			2,505,880

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.3%
Options on Equity Indices – 1.3%
Euro STOXX 50 Index Expiration: Feb 2022; Contracts: 1,870; Exercise Price: EUR 3,525.00; Counterparty: Bank of America, NA(a)	EUR	6,591,750	134,920
Euro STOXX 50 Index Expiration: Feb 2022; Contracts: 14,300; Exercise Price: USD 3,750.00; Counterparty: UBS AG(a)	USD	53,625,000	907,270
FTSE 100 Index Expiration: Feb 2022; Contracts: 400; Exercise Price: GBP 6,100.00; Counterparty: Bank of America, NA(a)	GBP	2,440,000	52,257
Nikkei 225 Index Expiration: Feb 2022; Contracts: 23,000; Exercise Price: JPY 22,500.00; Counterparty: UBS AG(a)	JPY	517,500,000	46,554
Nikkei 225 Index Expiration: Feb 2022; Contracts: 2,000; Exercise Price: JPY 22,500.00; Counterparty: UBS AG(a)	JPY	45,000,000	4,048

Total Options Purchased - Puts (premiums paid $1,325,752)			1,145,049

GOVERNMENTS - TREASURIES – 0.7%
Colombia – 0.2%
Colombian TES Series B 6.25%, 11/26/2025	COP	492,700	133,391

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.2%
Indonesia Treasury Bond
Series FR70 8.375%, 03/15/2024	IDR	1,105,000	$84,759
Series FR71 9.00%, 03/15/2029		1,438,000	118,720

			203,479

Mexico – 0.2%
Mexican Bonos Series M 20 10.00%, 12/05/2024	MXN	2,777	153,954

Russia – 0.1%
Russian Federal Bond - OFZ Series 6215 7.00%, 08/16/2023	RUB	9,626	132,174

Total Governments - Treasuries (cost $648,204)			622,998

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023-01/01/2025	BRL	658	129,158

South Africa – 0.2%
Republic of South Africa Government Bond Series 2032 8.25%, 03/31/2032	ZAR	2,848	180,719

Total Emerging Markets - Treasuries (cost $309,432)			309,877

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos
5.95%, 01/28/2031	U.S.$	43	42,222
7.69%, 01/23/2050		97	92,612

Total Quasi-Sovereigns (cost $135,742)			134,834

SHORT-TERM INVESTMENTS – 29.2%
Investment Companies – 29.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (h) (cost $26,711,136)		26,711,136	26,711,136

Total Investments Before Security Lending Collateral for Securities Loaned – 95.0% (cost $83,484,736)			86,765,751

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (h) (cost $415,392)	415,392	$415,392

Total Investments – 95.5% (cost $83,900,128)(i)		87,181,143
Other assets less liabilities – 4.5%		4,152,748

Net Assets – 100.0%		$91,333,891

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	44	September 2021	$2,172,416	$25,074
Euro-Bund Futures	7	September 2021	1,450,139	22,320
FTSE 100 Index Futures	10	September 2021	975,662	7,524
FTSE KLCI Futures	62	September 2021	1,184,592	13,933
FTSE Taiwan Index Futures	1	September 2021	60,730	1,532
FTSE/JSE Top 40 Futures	15	September 2021	624,049	8,473
Hang Seng Index Futures	6	September 2021	993,410	6,088
S&P 500 E-Mini Futures	58	September 2021	13,109,450	296,326
SET 50 Futures	16	September 2021	97,770	2,662
SPI 200 Futures	1	September 2021	136,745	153
TOPIX Index Futures	11	September 2021	1,964,232	30,099
WIG 20 Index Futures	76	September 2021	929,823	32,064
Sold Contracts
BIST 30 Futures	521	October 2021	1,017,380	(4,958)
Euro STOXX 50 Index Futures	32	September 2021	1,579,939	(22,164)
FTSE 100 Index Futures	1	September 2021	97,566	122
FTSE China A50 Futures	19	September 2021	280,326	3,961
Mexican BOLSA Index Futures	8	September 2021	212,069	(7,835)
MSCI Singapore IX ETS Futures	31	September 2021	811,979	6,380
OMXS30 Index Futures	29	September 2021	790,998	7,506
S&P 500 E-Mini Futures	13	September 2021	2,938,325	(170,142)
S&P TSX 60 Index Futures	6	September 2021	1,169,801	(17,339)
SGX Nifty 50 Futures	50	September 2021	1,712,550	(45,780)

				$195,999

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NZD	2,449	USD	1,719	09/15/2021	$(6,597)
Bank of America, NA	PEN	942	USD	230	09/16/2021	(64)
Bank of America, NA	USD	557	PEN	2,188	09/16/2021	(21,851)
Bank of America, NA	USD	2,670	RUB	199,376	09/30/2021	41,831
Barclays Bank PLC	CAD	515	USD	412	09/15/2021	3,454
Barclays Bank PLC	EUR	706	USD	831	09/15/2021	(2,853)
Barclays Bank PLC	GBP	614	USD	842	09/15/2021	(2,564)
Barclays Bank PLC	USD	1,066	AUD	1,482	09/15/2021	17,759
Barclays Bank PLC	USD	522	CAD	663	09/15/2021	3,591
Barclays Bank PLC	USD	1,520	NOK	13,383	09/15/2021	19,174
Barclays Bank PLC	PLN	2,390	USD	616	09/17/2021	(7,896)
Barclays Bank PLC	MYR	2,494	USD	607	09/23/2021	6,879
Barclays Bank PLC	USD	1,800	MYR	7,465	09/23/2021	(5,296)
Barclays Bank PLC	RUB	7,843	USD	106	09/30/2021	(445)
Barclays Bank PLC	INR	53,224	USD	727	10/08/2021	574
Barclays Bank PLC	IDR	4,079,048	USD	286	10/15/2021	(308)
Barclays Bank PLC	USD	275	IDR	4,041,877	10/15/2021	8,232
Barclays Bank PLC	USD	259	PHP	12,896	10/21/2021	272
Citibank, NA	CLP	579,516	USD	756	09/16/2021	7,334
Citibank, NA	COP	4,880,088	USD	1,272	09/16/2021	(21,424)
Citibank, NA	USD	178	CNY	1,158	09/16/2021	1,304
Citibank, NA	USD	214	COP	828,880	09/16/2021	6,185
Citibank, NA	USD	2,819	INR	212,324	10/08/2021	79,926
Credit Suisse International	USD	761	JPY	83,589	09/15/2021	(1,254)
Credit Suisse International	CNY	6,892	USD	1,061	09/16/2021	(5,268)
Credit Suisse International	USD	255	CNY	1,648	09/16/2021	(174)
Credit Suisse International	USD	725	CZK	15,528	09/17/2021	(3,562)
Deutsche Bank AG	AUD	2,217	USD	1,620	09/15/2021	(2,378)
Deutsche Bank AG	USD	2,355	SEK	20,397	09/15/2021	8,483
Deutsche Bank AG	RUB	7,494	USD	100	09/30/2021	(1,537)
Goldman Sachs International	BRL	3,638	USD	707	09/02/2021	3,762
Goldman Sachs International	USD	701	BRL	3,638	09/02/2021	2,880
Goldman Sachs International	CAD	291	USD	232	09/15/2021	1,297
Goldman Sachs International	EUR	1,973	USD	2,319	09/15/2021	(10,561)
Goldman Sachs International	NOK	5,190	USD	581	09/15/2021	(15,633)
Goldman Sachs International	USD	1,389	GBP	1,011	09/15/2021	1,170
Goldman Sachs International	USD	333	NOK	2,939	09/15/2021	5,120
Goldman Sachs International	USD	160	COP	602,109	09/16/2021	(75)
Goldman Sachs International	RUB	98,302	USD	1,326	09/30/2021	(11,661)
Goldman Sachs International	USD	960	RUB	71,615	09/30/2021	14,172
Goldman Sachs International	USD	514	BRL	2,643	10/04/2021	(5,154)
Goldman Sachs International	USD	1,496	PHP	75,985	10/21/2021	29,801
JPMorgan Chase Bank, NA	HUF	482,926	USD	1,634	09/17/2021	530
Morgan Stanley Capital Services, Inc.	BRL	3,638	USD	694	09/02/2021	(9,292)
Morgan Stanley Capital Services, Inc.	USD	707	BRL	3,638	09/02/2021	(3,762)
Morgan Stanley Capital Services, Inc.	PEN	4,263	USD	1,072	09/16/2021	29,492
Morgan Stanley Capital Services, Inc.	USD	3	CLP	1,901	09/16/2021	(54)
Morgan Stanley Capital Services, Inc.	USD	894	MYR	3,687	09/23/2021	(6,880)
Morgan Stanley Capital Services, Inc.	USD	691	BRL	3,638	10/04/2021	9,314
Natwest Markets PLC	ZAR	19,558	USD	1,406	09/16/2021	62,087
Natwest Markets PLC	MYR	3,255	USD	786	09/23/2021	3,406
Standard Chartered Bank	CHF	733	USD	804	09/15/2021	4,028

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	GBP	625	USD	865	09/15/2021	$6,069
Standard Chartered Bank	JPY	124,969	USD	1,145	09/15/2021	9,348
Standard Chartered Bank	USD	2,299	EUR	1,951	09/15/2021	4,978
Standard Chartered Bank	USD	384	CNY	2,493	09/16/2021	2,134
Standard Chartered Bank	INR	22,058	USD	294	10/08/2021	(7,407)
Standard Chartered Bank	TWD	34,809	USD	1,249	10/21/2021	(15,032)
Standard Chartered Bank	USD	784	PHP	39,518	10/21/2021	9,892
Standard Chartered Bank	KRW	1,119,129	USD	974	10/28/2021	9,203
State Street Bank & Trust Co.	AUD	694	USD	504	09/15/2021	(3,562)
State Street Bank & Trust Co.	CAD	405	USD	321	09/15/2021	(196)
State Street Bank & Trust Co.	CHF	514	USD	562	09/15/2021	1,015
State Street Bank & Trust Co.	EUR	97	USD	115	09/15/2021	(84)
State Street Bank & Trust Co.	GBP	429	USD	589	09/15/2021	(1,163)
State Street Bank & Trust Co.	JPY	88,975	USD	811	09/15/2021	1,836
State Street Bank & Trust Co.	NOK	7,050	USD	796	09/15/2021	(15,475)
State Street Bank & Trust Co.	NZD	364	USD	254	09/15/2021	(1,997)
State Street Bank & Trust Co.	SEK	6,203	USD	711	09/15/2021	(7,835)
State Street Bank & Trust Co.	USD	773	CAD	976	09/15/2021	266
State Street Bank & Trust Co.	USD	591	CAD	743	09/15/2021	(1,807)
State Street Bank & Trust Co.	USD	276	CHF	253	09/15/2021	508
State Street Bank & Trust Co.	USD	280	CHF	256	09/15/2021	(856)
State Street Bank & Trust Co.	USD	854	EUR	728	09/15/2021	5,768
State Street Bank & Trust Co.	USD	314	GBP	228	09/15/2021	(205)
State Street Bank & Trust Co.	USD	437	NZD	634	09/15/2021	9,943
State Street Bank & Trust Co.	USD	88	SEK	763	09/15/2021	708
State Street Bank & Trust Co.	USD	165	SEK	1,418	09/15/2021	(269)
State Street Bank & Trust Co.	USD	144	ZAR	2,138	09/16/2021	2,823
State Street Bank & Trust Co.	USD	460	ZAR	6,656	09/16/2021	(2,996)
State Street Bank & Trust Co.	CZK	24,487	USD	1,141	09/17/2021	4,188
State Street Bank & Trust Co.	PLN	286	USD	74	09/17/2021	(935)
State Street Bank & Trust Co.	USD	307	CZK	6,640	09/17/2021	1,548
State Street Bank & Trust Co.	USD	338	HUF	102,995	09/17/2021	10,120
State Street Bank & Trust Co.	USD	446	HUF	131,724	09/17/2021	(302)
State Street Bank & Trust Co.	USD	75	PLN	286	09/17/2021	(655)
State Street Bank & Trust Co.	THB	62,575	USD	1,911	10/07/2021	(29,769)
State Street Bank & Trust Co.	USD	185	NOK	1,618	10/13/2021	974
State Street Bank & Trust Co.	GBP	94	USD	129	11/10/2021	(347)
UBS AG	USD	505	MXN	10,354	10/28/2021	6,545

						$222,488

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00%	Quarterly	2.76%	USD	13,180	$1,424,522	$1,217,722	$206,800
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.76	USD	3,500	378,287	322,097	56,190
iTraxx Xover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.28	EUR	2,740	427,621	368,697	58,924
iTraxx Xover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.28	EUR	790	123,216	109,842	13,374

						$2,353,646	$2,018,358	$335,288

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,050	01/10/2022	3 Month LIBOR	1.941%	Quarterly/ Semi-Annual	$9,528	$—	$9,528
CNY	740	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	861	—	861
CNY	2,204	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	3,127	—	3,127
CNY	2,236	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	3,435	—	3,435
EUR	10	09/12/2029	6 Month EURIBOR	(0.157)%	Semi-Annual/ Annual	12	—	12
EUR	180	11/18/2029	6 Month EURIBOR	0.073%	Semi-Annual/ Annual	4,293	—	4,293

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	220	01/23/2030	6 Month EURIBOR	0.131%	Semi-Annual/ Annual	$6,189	$—	$6,189
USD	80	02/12/2030	3 Month LIBOR	1.495%	Quarterly/ Semi-Annual	1,856	—	1,856
USD	670	06/10/2030	3 Month LIBOR	0.865%	Quarterly/ Semi-Annual	(20,325)	—	(20,325)
EUR	430	06/11/2030	6 Month EURIBOR	(0.045)%	Semi-Annual/ Annual	3,447	3	3,444
EUR	60	06/19/2030	6 Month EURIBOR	(0.119)%	Semi-Annual/ Annual	(21)	(3)	(18)
USD	40	06/19/2030	3 Month LIBOR	0.725%	Quarterly/ Semi-Annual	(1,719)	—	(1,719)
USD	760	08/04/2030	3 Month LIBOR	0.536%	Quarterly/ Semi-Annual	(46,721)	—	(46,721)
EUR	520	08/05/2030	6 Month EURIBOR	(0.232)%	Semi-Annual/ Annual	(7,300)	—	(7,300)
USD	320	08/20/2030	3 Month LIBOR	0.645%	Quarterly/ Semi-Annual	(16,889)	—	(16,889)
USD	1,510	10/21/2030	3 Month LIBOR	0.794%	Quarterly/ Semi-Annual	(58,888)	—	(58,888)
EUR	600	10/22/2030	6 Month EURIBOR	(0.280)%	Semi-Annual/ Annual	(12,237)	—	(12,237)
USD	480	11/12/2030	3 Month LIBOR	0.938%	Quarterly/ Semi-Annual	(12,849)	—	(12,849)
EUR	190	11/12/2030	6 Month EURIBOR	(0.169)%	Semi-Annual/ Annual	(1,781)	—	(1,781)
USD	220	08/21/2045	3 Month LIBOR	2.630%	Quarterly/ Semi-Annual	43,929	—	43,929
USD	70	09/04/2045	3 Month LIBOR	2.708%	Quarterly/ Semi-Annual	15,983	—	15,983
USD	490	05/11/2031	3 Month LIBOR	1.560%	Quarterly/ Semi-Annual	14,113	—	14,113
SEK	2,790	07/12/2031	0.618%	3 Month STIBOR	Annual/ Quarterly	(573)	1	(574)
NZD	520	07/12/2031	3 Month BKBM	1.695%	Quarterly/ Semi-Annual	(7,968)	—	(7,968)
EUR	70	07/12/2031	0.000%	6 Month EURIBOR	Annual/ Semi-Annual	(401)	—	(401)
GBP	630	07/13/2031	0.628%	1 Day SONIA	Annual	(533)	—	(533)
NZD	830	07/26/2031	3 Month BKBM	1.774%	Quarterly/ Semi-Annual	(9,151)	—	(9,151)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	200	07/27/2031	0.435%	1 Day SONIA	Annual	$5,069	$3,027	$2,042
NOK	3,010	08/13/2031	6 Month NIBOR	1.530%	Semi-Annual/ Annual	(399)	—	(399)
CAD	740	08/16/2031	3 Month CDOR	1.621%	Semi-Annual	(3,936)	(19)	(3,917)
GBP	180	08/16/2031	0.562%	1 Day SONIA	Annual	1,627	—	1,627
AUD	2,460	08/18/2031	6 Month BBSW	1.277%	Semi-Annual	(12,205)	—	(12,205)
USD	260	08/18/2031	3 Month LIBOR	1.247%	Quarterly/ Semi-Annual	(1,645)	—	(1,645)
USD	200	08/18/2031	3 Month LIBOR	1.262%	Quarterly/ Semi-Annual	(968)	—	(968)
GBP	920	08/19/2031	1 Day SONIA	0.539%	Annual	(11,149)	—	(11,149)
CAD	550	08/19/2031	3 Month CDOR	1.595%	Semi-Annual	(4,049)	—	(4,049)
USD	5,570	08/23/2031	3 Month LIBOR	1.255%	Quarterly/ Semi-Annual	(32,702)	—	(32,702)
AUD	1,240	08/23/2031	6 Month BBSW	1.207%	Semi-Annual	(12,585)	—	(12,585)
CAD	1,050	08/26/2031	3 Month CDOR	1.724%	Semi-Annual	2,060	(29)	2,089
AUD	120	08/27/2031	6 Month BBSW	1.345%	Semi-Annual	(65)	—	(65)
USD	860	08/31/2031	3 Month LIBOR	1.364%	Quarterly/ Semi-Annual	3,968	—	3,968
EUR	490	05/11/2031	6 Month EURIBOR	0.115%	Semi- Annual/ Annual	10,647	1	10,646
EUR	300	06/09/2031	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	(6,467)	—	(6,467)
SEK	6,210	07/26/2031	0.593%	3 Month STIBOR	Annual/ Quarterly	758	—	758
EUR	480	07/26/2031	(0.044)%	6 Month EURIBOR	Annual/ Semi-Annual	29	—	29
CHF	270	07/26/2031	6 Month LIBOR	(0.125)%	Semi-Annual/ Annual	(508)	—	(508)
SEK	3,420	08/13/2031	0.576%	3 Month STIBOR	Annual/ Quarterly	1,303	—	1,303
EUR	1,210	08/13/2031	(0.089)%	6 Month EURIBOR	Annual/ Semi-Annual	7,271	—	7,271
CHF	580	08/13/2031	6 Month LIBOR	(0.142)%	Semi-Annual/ Annual	(2,526)	—	(2,526)
EUR	150	08/19/2031	6 Month EURIBOR	(0.116)%	Semi-Annual/ Annual	(1,415)	—	(1,415)
JPY	440,350	08/27/2031	1 Day TONAR	(0.015)%	Annual	(5,279)	(3,454)	(1,825)
JPY	101,680	08/27/2031	(0.006)%	1 Day TONAR	Annual	412	—	412

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	38,200	08/30/2031	0.000%	1 Day TONAR	Annual	$(55)	$—	$(55)
SEK	3,750	08/30/2031	0.615%	3 Month STIBOR	Annual/ Quarterly	(25)	—	(25)
EUR	80	08/30/2031	(0.055)%	6 Month EURIBOR	Annual/ Semi-Annual	198	—	198

						$(153,219)	$(473)	$(152,746)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	8,300	01/05/2023	2.163%	CPI#	Maturity	$252,661	$—	$252,661
Bank of America, NA	610	01/19/2023	2.213%	CPI#	Maturity	16,736	—	16,736
JPMorgan Chase Bank, NA	400	11/10/2021	1.896%	CPI#	Maturity	14,865	—	14,865

						$284,262	$—	$284,262

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPABSAA1(1)	0.14%	Maturity	USD	4,588	09/30/2021	$0
Morgan Stanley Capital Services LLC
IBOVESPA Futures	0.00%	Monthly	BRL	1,192	10/13/2021	4,675
IBOVESPA Futures	0.00%	Monthly	BRL	596	10/13/2021	(1,096)
KOSPI 200 Futures	0.00%	Monthly	KRW	209,750	09/09/2021	7,292
KOSPI 200 Futures	0.00%	Monthly	KRW	104,875	09/09/2021	(1,604)
KOSPI 200 Futures	0.00%	Monthly	KRW	104,875	09/09/2021	(4,379)
KOSPI 200 Futures	0.00%	Monthly	KRW	209,750	09/09/2021	(5,283)
KOSPI 200 Futures	0.00%	Monthly	KRW	209,750	09/09/2021	(6,955)
Swiss Market Index Futures	0.00%	Monthly	CHF	124	09/17/2021	2,898
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
RTS Futures	0.00%	Monthly	USD	265	09/16/2021	(11,708)
RTS Futures	0.00%	Monthly	USD	279	09/16/2021	(15,143)

						$(31,303)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $2,558,248 or 2.8% of net assets.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	Defaulted.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,965,770 and gross unrealized depreciation of investments was $(1,830,767), resulting in net unrealized appreciation of $4,135,003.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BIST – Borsa Istanbul Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

CDOR – Canadian Dealer Offered Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OMXS – Stockholm Stock Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RTS – Russian Trading System

SET – Stock Exchange of Thailand

SONIA – Sterling Overnight Index Average

SGX – Singapore Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TONAR – Tokyo Overnight Average Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UCITS – Undertaking for Collective Investment in Transferable Securities

WIG – Warszawski Indeks Gieldowy

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPABSAA1 as of August 31, 2021.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return Index	(279)	$2,630,137	(57.3)%
MSCI Daily TR Gross EAFE Index	(116)	1,210,437	(26.4)%
JPMorgan Cash Index	(2,341)	713,672	(15.6)%
Microsoft Corp.	722	217,932	4.8%
Alphabet, Inc.	51	147,163	3.2%
MSCI Daily TR Gross Canada Index	(11)	119,222	(2.6)%
Apple, Inc.	738	112,012	2.4%
Roche Holding AG	278	111,544	2.4%
Amazon.com, Inc.	31	106,388	2.3%
Oracle Corp.	1,125	100,295	2.2%
Facebook, Inc.	254	96,546	2.1%
Paychex, Inc.	835	95,609	2.1%
AutoZone, Inc.	61	94,671	2.1%
UnitedHealth Group, Inc.	224	93,265	2.0%
Koninklijke Ahold Delhaize	2,460	82,955	1.8%
Royal Bank of Canada	809	82,955	1.8%
Walmart, Inc.	551	81,549	1.8%
Swedish Match AB	8,638	79,674	1.7%
S&P Global, Inc.	176	78,268	1.7%
RELX PLC	2,524	75,925	1.7%
Novo Nordisk A/S	753	74,987	1.6%
Constellation Software, Inc./Canada	43	73,581	1.6%
Partners Group Holding AG	38	67,020	1.5%
Texas Instruments, Inc.	341	65,145	1.4%
Salmar ASA	966	64,677	1.4%
Capgemini SE	288	64,677	1.4%
JPMorgan Chase & Co.	404	64,677	1.4%
Procter & Gamble Co. (The)	454	64,677	1.4%
Home Depot, Inc. (The)	191	62,333	1.4%
Deckers Outdoor Corp.	134	56,240	1.2%
Royal Dutch Shell PLC	28	55,772	1.2%
T. Rowe Price Group, Inc.	237	52,960	1.2%
Nippon Telegraph & Telephone Co.	1,964	52,491	1.1%
Automatic Data Processing, Inc.	249	52,022	1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	437	52,022	1.1%
Oracle Corp./Japan	615	50,616	1.1%
Progressive Corp. (The)	516	49,679	1.1%
CME Group, Inc.	237	47,804	1.0%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Electronic Arts, Inc.	329	$47,804	1.0%
NextEra Energy, Inc.	564	47,336	1.0%
Toronto-Dominion Bank (The)	723	46,867	1.0%
NortonLifeLock, Inc.	1,729	45,930	1.0%
Booz Allen Hamilton Holding Corp.	555	45,461	1.0%
Thermo Fisher Scientific, Inc.	82	45,461	1.0%
Visa, Inc.	196	44,992	1.0%
Philip Morris International, Inc.	437	44,992	1.0%
DBS Group Holdings Ltd.	1,998	44,524	1.0%
Bank Leumi Le-Israel BM	53	44,055	1.0%
Adobe, Inc.	65	43,118	0.9%
Anthem, Inc.	114	42,649	0.9%
Other Long	28,306	1,415,385	30.9%

AB Cap Fund, Inc.

AB All Market Income Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$6,518,750	$647,322	$—	$7,166,072
Financials	3,175,372	2,194,564	—	5,369,936
Consumer Discretionary	3,025,539	1,087,955	—	4,113,494
Health Care	3,077,444	886,394	—	3,963,838
Communication Services	2,287,348	851,035	—	3,138,383
Industrials	1,865,183	1,258,356	—	3,123,539
Materials	714,041	749,636	—	1,463,677
Real Estate	1,166,605	113,610	—	1,280,215
Energy	410,199	598,075	—	1,008,274
Utilities	431,727	534,279	—	966,006
Consumer Staples	649,402	316,254	—	965,656
Investment Companies	16,309,902	—	—	16,309,902
Preferred Stocks	6,466,985	—	—	6,466,985
Emerging Markets - Sovereigns	—	2,505,880	—	2,505,880
Options Purchased - Puts	—	1,145,049	—	1,145,049
Governments - Treasuries	—	622,998	—	622,998
Emerging Markets - Treasuries	—	309,877	—	309,877
Quasi-Sovereigns	—	134,834	—	134,834
Short-Term Investments	26,711,136	—	—	26,711,136
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	415,392	—	—	415,392

Total Investments in Securities	73,225,025	13,956,118	—	87,181,143
Other Financial Instruments(a):
Assets:
Futures	464,217	—	—	464,217
Forward Currency Exchange Contracts	—	459,923	—	459,923

Investments in Securities:	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swaps	$—	$2,353,646	$—	$2,353,646
Centrally Cleared Interest Rate Swaps	—	140,115	—	140,115
Inflation (CPI) Swaps	—	284,262	—	284,262
Total Return Swaps	—	14,865	—	14,865
Liabilities:
Futures	(268,218)	—	—	(268,218)
Forward Currency Exchange Contracts	—	(237,435)	—	(237,435)
Centrally Cleared Interest Rate Swaps	—	(293,334)	—	(293,334)
Total Return Swaps	—	(46,168)	—	(46,168)

Total	$73,421,024	$16,631,992	$—	$90,053,016

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

							Distributions
Fund	Market Value 11/30/2020 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)	Change in Appr./ (Depr.) (000)	Market Value 08/31/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB High Income Fund, Inc.	$35,037	$1,824	$22,961	$(632)	$1,411	$14,679	$1,257		$0
Government Money Market Portfolio	13,316	94,988	81,593	0	0	26,711	2		0
Government Money Market Portfolio*	537	7,617	7,739	0	0	415	0	**	0
Total	$48,890	$104,429	$112,293	$(632)	$1,411	$41,805	$1,259		$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.